Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of sets forth the activity between the Company and WPP
	2017	2016
Total billings to WPP Agencies	$3,554,168	$2,613,942
Revenue recognized from WPP Agencies	$3,696,214	$1,542,411
Accounts receivable from WPP Agencies	$1,173,614	$1,108,585
Rebates given to WPP Agencies	$33,249	$24,519
Marketing services purchased from WPP Agencies	$54,762	$190,686
Accounts payable to WPP Agencies	$-	$12,600
Revenue share expense recorded to WPP Agencies	$401,596	$177,372
Revenue share expenses owed to WPP Agencies	$447,670	$127,458